FINANCIAL INSTRUMENTS - Inputs to valuation model (Details) $ in Thousands	Jun. 30, 2023 USD ($) Y
Expected volatility of share price
Financial instruments
Significant unobservable input	0.4118
Risk-free interest rate
Financial instruments
Significant unobservable input	0.0411
Call (put) option to non-controlling interests, net
Financial instruments
Underlying asset value | $	$ 34,376
Call (put) option to non-controlling interests, net | Expected volatility of share price | Minimum
Financial instruments
Significant unobservable input	40.9
Call (put) option to non-controlling interests, net | Expected volatility of share price | Maximum
Financial instruments
Significant unobservable input	42.5
Call (put) option to non-controlling interests, net | Discount rate
Financial instruments
Significant unobservable input	14.9
Call (put) option to non-controlling interests, net | Risk-free interest rate
Financial instruments
Significant unobservable input	3.86
Call (put) option to non-controlling interests, net | Term of option
Financial instruments
Significant unobservable input | Y	3.17